Submission	Apr. 21, 2026
Submission [Line Items]
Central Index Key	0001903070
Registrant Name	Hartford Schroders Private Opportunities Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES